Cover Page	May 20, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Enviri Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03970
Entity Tax Identification Number	23-1483991
Entity Address, Address Line One	Two Logan Square
Entity Address, Address Line Two	100-120 North 18th Street
Entity Address, Address Line Three	17th Floor
Entity Address, City or Town	Philadelphia,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	857-8715
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.25 per share
Trading Symbol	NVRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000045876
Amendment Flag	false
Document Period End Date	May 20, 2026